Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Named Executive Officers, Footnote	Dr. Scangos is our PEO 1 (2020-2023) and Dr. De Backer is our PEO 2 (2023 and 2024). Our Other NEOs were Jeffrey Calcagno, M.D. (2023), Vanina de Verneuil, J.D. (2024), Mark Eisner, M.D., M.P.H (2024), Johanna Friedl-Naderer (2022 and 2023), Ann (Aine) Hanly (2021-2024), Howard Horn (2020-2023), Michael Kamarck, Ph.D. (2020), Sung Lee (2023 and 2024), Jason O’Byrne, MBA (2024), Phillip Pang, M.D., PhD. (2021-2023), Steven Rice (2020 and 2023), and Herbert (Skip) Virgin, M.D., Ph.D. (2020-2022).
PEO Total Compensation Amount	$ 9,255,903
PEO Actually Paid Compensation Amount	$ 3,992,869
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2024, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 2 12/31/2023 12/31/2024 2024	Other NEOs* 12/31/2023 12/31/2024 2024
SCT Total	$9,255,903	$1,896,056
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,467,050)	(1,168,430)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,056,095	731,681
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,221,291)	(106,869)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(630,788)	(34,400)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(234,165)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$3,992,869	$1,083,873
*Amounts presented are averages for the entire group of Other NEOs. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Non-PEO NEO Average Total Compensation Amount	$ 1,896,056	$ 3,530,255	$ 4,044,309	$ 5,685,910	$ 1,431,729
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,083,873	203,774	1,084,615	6,198,242	6,929,113
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2024, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

Adjustments
Prior FYE Current FYE Fiscal Year	PEO 2 12/31/2023 12/31/2024 2024	Other NEOs* 12/31/2023 12/31/2024 2024
SCT Total	$9,255,903	$1,896,056
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,467,050)	(1,168,430)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,056,095	731,681
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,221,291)	(106,869)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(630,788)	(34,400)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(234,165)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$3,992,869	$1,083,873
*Amounts presented are averages for the entire group of Other NEOs. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts.

Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)
(1)The peer group is Nasdaq Biotechnology Index.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Total Shareholder Return Vs Peer Group
The following charts show graphically the relationships over the past three years of the CAP Amounts for our PEOs and Other NEOs as compared to our cumulative total shareholder return (TSR), Peer Group TSR and net income, as well as the relationship between TSR and Peer Group TSR:
Compensation Actually Paid versus TSR and Peer Group TSR(1)
(1)The peer group is Nasdaq Biotechnology Index.

Total Shareholder Return Amount	$ 58	80	201	333	213
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss)	(521,960,000)	(615,061,000)	515,837,000	528,584,000	(298,665,000)
Dr. Scangos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	338,200	7,479,898	20,682,838	994,883
PEO Actually Paid Compensation Amount	0	$ (4,717,018)	$ 3,498,740	$ 15,032,868	$ 34,542,658
PEO Name		Dr. Scangos	Dr. Scangos	Dr. Scangos	Dr. Scangos
Dr. De Backer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	9,255,903	$ 39,491,495	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 3,992,869	$ 18,206,997	$ 0	$ 0	$ 0
PEO Name	Dr. De Backer	Dr. De Backer
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,467,050)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,056,095
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,221,291)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,788)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,168,430)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	731,681
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,869)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,400)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(234,165)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0